INCOME TAXES - Schedule of Components of Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Current income tax expense	$ 134	$ 58	$ 164
Deferred income tax expense (benefit)	356	162	32
Income tax expense	$ 490	$ 220	$ 196